Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and equivalents	$ 45,261	$ 156,481
Trade receivables (less allowances of $6,405 and $9,497, respectively)	266,555	265,283
Other receivables, net	66,804	116,638
Inventories	238,279	212,249
Prepaid expenses	43,177	38,044
Other current assets	44,597	19,939
Total current assets	704,673	808,634
Property, plant and equipment, net	369,687	349,650
Investments and other assets, net	132,233	168,210
Trademarks	449,085	449,085
Goodwill	176,584	176,584
Other intangible assets, net	105,697	114,983
Total assets	1,937,959	2,067,146
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	16,774	20,169
Accounts payable	251,572	264,292
Accrued liabilities	114,979	127,466
Total current liabilities	383,325	411,927
Long-term debt, net of current portion	555,705	613,973
Accrued pension and other employee benefits	76,903	73,797
Deferred gain - sale of shipping fleet	34,553	48,684
Deferred tax liabilities	43,248	115,825
Other liabilities	44,155	62,952
Total liabilities	1,137,889	1,327,158
Commitments and contingencies
Shareholders' equity:
Common stock, $.01 par value (45,777,760 and 45,298,038 shares outstanding, respectively)	458	453
Capital surplus	827,001	815,010
Accumulated deficit	(19,079)	(75,915)
Accumulated other comprehensive income (loss)	(8,310)	440
Total shareholders' equity	800,070	739,988
Total liabilities and shareholders' equity	$ 1,937,959	$ 2,067,146